Contents of Significant Accounts - Bonds Payable - Additional Information (Detail) $ / shares in Units, $ in Thousands	May 18, 2018	May 18, 2015 TWD ($)	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($)	May 18, 2015 USD ($) $ / $	May 18, 2015 TWD ($) $ / $ $ / shares
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount			$ 48,517,631	$ 41,980,931
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member]
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount					$ 600,000,000
Per annum interest rate related to early redemption of bonds		(0.25%)
Early Redemption Price, fixed exchange rate | $ / $					30.708	30.708
Conversion price per share | $ / shares			$ 15.4320			$ 17.5000
Percentage of principal amount to redeem bonds on maturity date		98.76%
Value of the conversion right of the convertible bonds determined at issuance						$ 1,894,000
Convertible bonds, issuance costs		$ 9,000
Effective interest rate on the liability component of the convertible bonds		2.03%
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member] | Bottom of Range [Member]
Disclosure of detailed information about bonds [Line Items]
Minimum holding period before issuer may redeem bonds		3 years
Percentage of closing stock price to conversion price for early redemption of bonds		125.00%
Percentage of principal amount that has already been converted, redeemed or repurchased and cancelled, where issuer may redeem the bonds		90.00%
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member] | Scenario forecast [member]
Disclosure of detailed information about bonds [Line Items]
Percentage of principal amount, bond will be redeemable for early redemption	99.25%